Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Disclosure - Pay vs Performance Disclosure
Year	Summary Compensation Total for the Principal Executive Officer (“PEO”) (1)	Compensation Actually Paid to the PEO (1)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (“NEO”s) (2)	Average Compensation Actually Paid to Non-PEO NEOs (2)	Value of Initial Fixed $100 Investment Based On: Total Shareholder Return	Net Income (in $M)
2024	$1,345,577	$1,407,158	$895,083	$930,233	140	$26,536
2023	$1,182,762	$1,258,722	$674,478	$743,230	123	$14,495
2022	$1,175,138	$1,114,851	$746,899	$682,164	79	$25,690

Summary Compensation Table (“SCT”) Total	[1]	$ 1,345,577	$ 1,182,762	$ 1,175,138
Compensation Actually Paid	[1]	1,407,158	1,258,722	1,114,851
Non-PEO NEO Average Total Compensation Amount	[2]	895,083	674,478	746,899
Non-PEO NEO Average Compensation Actually Paid Amount	[2]	$ 930,233	743,230	682,164
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

	2024		2023		2022
Compensation Actually Paid Component	PEO	Non-PEO	PEO	Non-PEO	PEO	Non-PEO
Summary Compensation Table (“SCT”) Total	$1,345,577	$895,083	$1,182,762	$674,478	1,175,138	$746,899
Deduction: SCT Option Award Amount	(203,814)	(209,770)	(104,545)	(116,163)	(92,787)	(85,785)
Addition: Fair value, at the end of the year, of equity awards granted during the year that remain unvested at year-end	-	-	39,650	60,600	32,500	47,150
Addition: Change in fair value, during the year, of unvested equity awards at the beginning of the year that vested during the year	265,395	244,920	140,855	124,315	-	(26,100)
Compensation Actually Paid	$1,407,158	$930,233	$1,258,722	$743,230	$1,114,851	$682,164

Total Shareholder Return Amount		$ 140	123	79
Net Income (Loss) Attributable to Parent		$ 26,536,000,000	$ 14,495,000,000	$ 25,690,000,000
PEO Name		Scott M. Quist	Scott M. Quist	Scott M. Quist
Additional 402(v) Disclosure

(2)	Compensation actually paid (“CAP”) has been calculated in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned, realized or received by the company NEOs. The amounts reflect the totals from the Summary Compensation Table on page 11 with certain adjustments as described below. The calculation of CAP requires adjustments made to the PEO and Non-PEO NEOs to determine fair value are noted in the table below.

PEO [Member]
Pay vs Performance Disclosure [Table]
Summary Compensation Table (“SCT”) Total		$ 1,345,577	$ 1,182,762	$ 1,175,138
Compensation Actually Paid		1,407,158	1,258,722	1,114,851
PEO [Member] | SCT Option Award Amount [Member]
Pay vs Performance Disclosure [Table]
Addition: Change in fair value, during the year, of unvested equity awards at the beginning of the year that vested during the year		(203,814)	(104,545)	(92,787)
PEO [Member] | Fair value, at the end of the year, of equity awards granted during the year that remain unvested at year-end [Member]
Pay vs Performance Disclosure [Table]
Addition: Change in fair value, during the year, of unvested equity awards at the beginning of the year that vested during the year			39,650	32,500
PEO [Member] | Change in fair value, during the year, of unvested equity awards at the beginning of the year that vested during the year [Member]
Pay vs Performance Disclosure [Table]
Addition: Change in fair value, during the year, of unvested equity awards at the beginning of the year that vested during the year		265,395	140,855
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Summary Compensation Table (“SCT”) Total		895,083	674,478	746,899
Compensation Actually Paid		930,233	743,230	682,164
Non-PEO NEO [Member] | SCT Option Award Amount [Member]
Pay vs Performance Disclosure [Table]
Addition: Change in fair value, during the year, of unvested equity awards at the beginning of the year that vested during the year		(209,770)	(116,163)	(85,785)
Non-PEO NEO [Member] | Fair value, at the end of the year, of equity awards granted during the year that remain unvested at year-end [Member]
Pay vs Performance Disclosure [Table]
Addition: Change in fair value, during the year, of unvested equity awards at the beginning of the year that vested during the year			60,600	47,150
Non-PEO NEO [Member] | Change in fair value, during the year, of unvested equity awards at the beginning of the year that vested during the year [Member]
Pay vs Performance Disclosure [Table]
Addition: Change in fair value, during the year, of unvested equity awards at the beginning of the year that vested during the year		$ 244,920	$ 124,315	$ (26,100)

[1]	The totals reflected align with the data reported in the Summary Compensation Table as shown on page 11. Scott M. Quist was the PEO for reach of the respective years in the table. The Non-PEO NEO column represents the Company’s NEOs for each respective year. The employees included in Non-PEO NEOs for each year were Garrett S. Sill, Andrew Quist, Adam G. Quist and Jason Overbaugh.
[2]	Compensation actually paid (“CAP”) has been calculated in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned, realized or received by the company NEOs. The amounts reflect the totals from the Summary Compensation Table on page 11 with certain adjustments as described below. The calculation of CAP requires adjustments made to the PEO and Non-PEO NEOs to determine fair value are noted in the table below.